Fair Value Disclosures (Measured on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Interest rate swaps
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	$ 3,011	$ 3,434
Interest rate swaps | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	0	0
Interest rate swaps | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	3,011	3,434
Interest rate swaps | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	0	0
Municipal obligations
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	10,056	2,831
Municipal obligations | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Municipal obligations | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	10,056	2,831
Municipal obligations | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
U.S. Government agency obligations - government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	16,237	0
U.S. Government agency obligations - government-sponsored enterprises | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
U.S. Government agency obligations - government-sponsored enterprises | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	16,237	0
U.S. Government agency obligations - government-sponsored enterprises | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government issued
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	163,886	165,401
Collateralized mortgage obligations - government issued | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government issued | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	163,886	165,401
Collateralized mortgage obligations - government issued | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	12,626	2,154
Collateralized mortgage obligations - government-sponsored enterprises | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government-sponsored enterprises | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	12,626	2,154
Collateralized mortgage obligations - government-sponsored enterprises | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Interest rate swaps
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	3,011	3,434
Interest rate swaps | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Interest rate swaps | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	3,011	3,434
Interest rate swaps | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	$ 0	$ 0